Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 9,444,056	$ 2,982,093
Less: Allowance for credit losses	(741,753)	(803,170)	$ (676,281)
Totals	$ 8,702,303	$ 2,178,923